Related party balances and transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Net revenues	$ 44	¥ 306	¥ 781	¥ 851
Origination and servicing expenses:
Total	10,485	73,008	162,853	260,026
General and administrative expenses:
Total	0	0	276	21,387
Sales and marketing expenses:
Total	0	0	9,631	7,978
Loan Facilitation Services
Related Party Transaction [Line Items]
Net revenues		0	781	851
Loan service fee
Related Party Transaction [Line Items]
Net revenues	44	306	0	0
Other revenues
Related Party Transaction [Line Items]
Net revenues		0	13,362	3,740
Key Management And Their Immediate Family Members [Member] | Loan Facilitation Services
Related Party Transaction [Line Items]
Net revenues	0	0	742	851
Key Management And Their Immediate Family Members [Member] | Loan service fee
Related Party Transaction [Line Items]
Net revenues	39	274	0	0
Hangzhou Ruituo Technology Co. Ltd. [Member] | Loan Facilitation Services
Related Party Transaction [Line Items]
Net revenues	0	0	39	0
Hangzhou Ruituo Technology Co. Ltd. [Member] | Loan service fee
Related Party Transaction [Line Items]
Net revenues	5	32	0	0
Beijing Lezhihui Technology Co Ltd [Member]
Origination and servicing expenses:
Customer acquisition costs	0	0	22,739	49,377
Beijing Lezhihui Technology Co Ltd [Member] | Other revenues
Related Party Transaction [Line Items]
Net revenues	0	0	13,362	3,740
Chunan Wanglan Financial Information Advisory Services Partnership (Gp) [Member]
Origination and servicing expenses:
Customer acquisition costs	248	1,729	18,077	0
Chunan Wenjun Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	995	6,927	11,290	0
Chunan Wenkang Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	649	4,518	9,103	0
Chunan Wenhai Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	505	3,518	8,743	0
Chunan Wenbing Financial Information Advisory Services Partnership (GP) [Member]
Origination and servicing expenses:
Customer acquisition costs	895	6,228	8,455	0
Chunan Wenlin Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	674	4,693	8,408	0
Chunan Wenrong Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	848	5,902	8,357	0
Chunan Wenshe Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	0	0	8,047	0
Chunan Wenbei Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	991	6,900	7,717	0
Chunan Wensheng Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	935	6,509	7,600	0
Chunan Wenyang Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	245	1,709	6,924	0
Chunan Wangxia Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	435	3,027	6,761	0
Chunan Wanglin Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	991	6,900	5,133	0
Chunan Wangqi Financial Information Advisory Services Partnership [Member]
Origination and servicing expenses:
Customer acquisition costs	610	4,250	4,969	0
Chunan Wangqun Financial Information Advisory Services Partnership [Member]
Origination and servicing expenses:
Customer acquisition costs	1,329	9,255	4,948	0
Chunan Wangqian Financial Information Advisory Services Partnership (Gp) [Member]
Origination and servicing expenses:
Customer acquisition costs	0	0	2,424	0
Chunan Yunxiu Financial Information Advisory Services Partnership (Gp) [Member]
Origination and servicing expenses:
Customer acquisition costs	135	943	1,909	0
Chunan Wencai Information Advisory Services Company [Member]
Origination and servicing expenses:
Customer acquisition costs	0	0	0	99,601
Chunan Wangcai Information Advisory Services Company [Member]
Origination and servicing expenses:
Customer acquisition costs	0	0	0	62,496
Chunan Yuntong Information Advisory Services Company [Member]
Origination and servicing expenses:
Customer acquisition costs	0	0	0	2,793
Zhejiang Hongrui Investment Management Co Ltd [Member]
Origination and servicing expenses:
Collecting costs	0	0	6,253	20,469
Zhejiang Ruituo Information Technology Co Ltd [Member]
Origination and servicing expenses:
Collecting costs	0	0	4,996	0
Sales and marketing expenses:
Trademark expenses	0	0	0	62
Zhejiang Qunshuo Electronics Co Ltd [Member]
Origination and servicing expenses:
GPS costs	0	0	0	25,290
Suzhou Weixin Zhonghua Venture Capital Partnership [Member]
General and administrative expenses:
Consulting expenses	0	0	0	20,000
Hangzhou Qiandaohuyaodage Trading Company [Member]
General and administrative expenses:
Welfare expenses		0	276	1,387
Total | $	0
Weiyi (Hangzhou) Internet Financial Information Service Co Ltd [Member]
Sales and marketing expenses:
Promotion expenses	$ 0	¥ 0	¥ 9,631	¥ 7,916